Accounts Receivable and Others (Details) - Schedule of Changes in Accounts Receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Grains [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning	R$ 74,220	R$ 127,875
Sales in year	420,072	593,787
Received	(452,705)	(647,616)
Reversal of expected losses		174
Balance at ending	41,587	74,220
Cottons [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning
Sales in year	79,800	39,600
Received	(77,266)	(39,600)
Reversal of expected losses
Balance at ending	2,534
Cattle [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning	1,761	491
Sales in year	31,362	26,262
Received	(31,927)	(24,992)
Reversal of expected losses
Balance at ending	1,196	1,761
Sugarcane [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning	35,732	43,297
Sales in year	239,313	247,260
Received	(231,092)	(254,825)
Reversal of expected losses
Balance at ending	R$ 43,953	R$ 35,732